Additional disclosure requirements	6 Months Ended
Jun. 30, 2022
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional disclosure requirements	Additional disclosure requirements
This note includes relevant information about additional disclosure requirements.
17.1    Parent company financial statements
Following are the summarised balance sheets of Banco Santander, S.A. as of 30 June 2022 and 31 December 2021. In the financial information of the Parent, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2022	31 December 2021
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	171,602	138,388
Of which:
To bank subsidiaries	14,184	15,459
Trading account assets	99,695	77,988
Investment securities	35,624	29,949
Of which:
To bank subsidiaries	14,399	12,137
To non-bank subsidiaries	1,712	2,087
Net Loans and leases	316,492	301,342
Of which:
To non-bank subsidiaries	27,585	31,296
Investment in affiliated companies	91,897	88,549
Of which:
To bank subsidiaries	69,731	67,735
To non-bank subsidiaries	22,167	20,814
Premises and equipment, net	6,453	6,515
Other assets	15,897	15,219
Total assets	737,660	657,950

Liabilities
Deposits	405,925	394,160
Of which:
To bank subsidiaries	18,334	18,114
To non-bank subsidiaries	16,312	18,594
Short-term debt	57,272	19,181
Long-term debt	94,118	99,650
Total debt	151,390	118,831
Of which:
To bank subsidiaries	96	221
To non-bank subsidiaries	1,236	649
Other liabilities	114,020	78,386
Total liabilities	671,335	591,377

Stockholders' equity
Capital stock	8,397	8,670
Retained earnings and other reserves	57,928	57,903
Total stockholders' equity	66,325	66,573

Total liabilities and Stockholders’ Equity	737,660	657,950
Following are the summarised unaudited statements of income of Banco Santander, S.A. for the periods ended 30 June 2022 and 2021.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2022	30 June 2021
	(Millions of Euros)
Interest income	7,004	4,612
Interest from earning assets	4,191	3,473
Dividends from affiliated companies	2,813	1,139
Of which:
From bank subsidiaries	2,625	886
From non-bank subsidiaries	188	253

Interest expense	(2,068)	(1,369)
Interest income / (Charges)	4,936	3,243
Provision for credit losses	(818)	(916)
Interest income / (Charges) after provision for credit losses	4,118	2,327
Non-interest income:	2,558	2,134
Non-interest expense:	(4,202)	(3,411)
Income before income taxes	2,474	1,050
Income tax expense	(43)	(147)
Net income	2,431	903
Following are the summarised unaudited statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2022 and 2021.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2022	30 June 2021
	(Millions of Euros)

NET INCOME	2,431	903
OTHER COMPREHENSIVE INCOME	(683)	(380)
Items that may be reclassified subsequently to profit or loss	(551)	(115)
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	(378)	(333)
Revaluation gains (losses)	(327)	(192)
Amounts transferred to income statement	(52)	(141)
Other reclassifications	—	—
Cash flow hedges:	(408)	168
Revaluation gains/(losses)	(394)	172
Amounts transferred to income statement	(14)	(4)
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Exchange differences	—	—
Non-current assets held for sale	—	—
Income tax	235	50
Items that will not be reclassified to profit or loss:	(132)	(265)
Actuarial gains/(losses) on pension plans	217	45
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(344)	(209)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	37	54
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(37)	(54)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	84	(116)
Income tax relating to items that will not be reclassified	(89)	15
TOTAL COMPREHENSIVE INCOME	1,748	523
Following are the summarised unaudited cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2022 and 2021.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2022	30 June 2021
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	2,431	903
Adjustments to profit	(483)	546
Net increase/decrease in operating assets	(59,337)	(26,844)
Net increase/decrease in operating liabilities	80,616	33,777
Reimbursements/payments of income tax	(287)	349
Total net cash flows from operating activities (1)	22,940	8,731

2. Cash flows from investing activities
Investments (-)	(2,072)	(946)
Divestments (+)	4,440	3,597
Total net cash flows from investment activities (2)	2,368	2,651

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	202	316
Acquisition of own equity instruments	(1,067)	(316)
Issuance of debt securities	—	1,578
Redemption of debt securities	(1,203)	(426)
Dividends paid	(869)	(477)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(158)	(100)
Total net cash flows from financing activities (3)	(3,095)	575

4. Effect of exchange rate changes on cash and cash equivalents (4)	448	180

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	22,661	12,137
Cash and cash equivalents at beginning of period	91,736	67,561
Cash and cash equivalents at end of period	114,397	79,698
17.2    Preference Shares and Preferred Securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2022 and 31 December 2021:

	30 June 2022	31 December 2021
	(Millions of Euros)
Preference shares	204	209
Preferred securities	7,925	8,601
Total at period-end	8,129	8,810
Both preference shares and preferred securities are recorded under the “Financial liabilities at amortized cost – Subordinated Liabilities” caption in the consolidated balance sheet as of 30 June 2022 and 31 December 2021.
Preference shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.
Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc.
Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A.
For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon obtaining sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.
Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary transactions relating to liquidity guarantees.
For further information, see note 23.c. to our consolidated financial statements in Section 2 of our 6-K filed with the SEC on 8 April 2022 and Note 9.b. to our consolidated financial statements in Part 2 of this report.

	Outstanding at 30 June 2022
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2022
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., September 2017	Euro	1,000.0	5.25%	(B)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.75%	(C)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.50%	(D)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(E)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.75%	(F)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(G)	Perpetuity
Banco Santander, S.A., September 2021	Euro	1,000.0	3.625%	(H)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of Banco Santander. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis points on the Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.

Santander Finance Preferred, S.A. (Unipersonal) - issuer of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged on that date with Banco Santander, S.A.